Guaranteed Minimums (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Guaranteed Minimum Death Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 34,567,835	$ 31,929,223
Net amount at risk	446,112	723,781
Guaranteed Minimum Death Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	26,092,333	23,400,820
Net amount at risk	$ 25,909	$ 73,163
Weighted age (years)	64 years	64 years
Guaranteed Minimum Death Benefit | Ratchet and return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 4,555,502	$ 4,602,792
Net amount at risk	$ 26,368	$ 142,357
Weighted age (years)	68 years	68 years
Guaranteed Minimum Death Benefit | Ratchet and rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 3,598,920	$ 3,602,988
Net amount at risk	$ 365,871	$ 484,301
Weighted age (years)	72 years	71 years
Guaranteed Minimum Death Benefit | Ratchet and earnings protection rider
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 2,902	$ 3,072
Net amount at risk	$ 624	$ 885
Weighted age (years)	86 years	84 years
Guaranteed Minimum Death Benefit | Reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 81,771	$ 84,191
Net amount at risk	$ 475	$ 692
Weighted age (years)	77 years	76 years
Guaranteed Minimum Death Benefit | Earnings protection rider
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 236,407	$ 235,360
Net amount at risk	$ 26,865	$ 22,383
Weighted age (years)	70 years	69 years
Guaranteed Minimum Income Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 6,420,403	$ 6,630,874
Net amount at risk	454,426	728,744
Guaranteed Minimum Income Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	88,576	92,121
Net amount at risk	$ 265	$ 325
Weighted age (years)	74 years	73 years
Guaranteed Minimum Income Benefit | Ratchet and return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 1,728,722	$ 1,885,185
Net amount at risk	$ 446	$ 4,526
Weighted age (years)	71 years	70 years
Guaranteed Minimum Income Benefit | Ratchet and rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 4,603,105	$ 4,653,568
Net amount at risk	$ 453,715	$ 723,893
Weighted age (years)	68 years	68 years
Guaranteed Minimum Accumulation Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 6,506,679	$ 6,938,088
Net amount at risk	13,887	89,008
Guaranteed Minimum Accumulation Benefit | Five years
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	2,489,002	2,738,307
Net amount at risk	$ 1,185	$ 10,160
Weighted age (years)	71 years	70 years
Guaranteed Minimum Accumulation Benefit | Ten years
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 2,994	$ 3,212
Net amount at risk	$ 1	$ 1
Weighted age (years)	84 years	82 years
Guaranteed Minimum Accumulation Benefit | Target date retirement - 7 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 578,324	$ 613,746
Net amount at risk	$ 447	$ 1,218
Weighted age (years)	65 years	64 years
Guaranteed Minimum Accumulation Benefit | Target date retirement - 10 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 235,167	$ 250,033
Net amount at risk	$ 534	$ 4,559
Weighted age (years)	62 years	61 years
Guaranteed Minimum Accumulation Benefit | Target date with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 3,201,192	$ 3,332,790
Net amount at risk	$ 11,720	$ 73,070
Weighted age (years)	63 years	62 years
Guaranteed Minimum Withdrawal Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 16,491,906	$ 15,818,164
Net amount at risk	2,486,436	3,027,521
Guaranteed Minimum Withdrawal Benefit | No living benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 762,569	$ 707,212
Weighted age (years)	69 years	69 years
Guaranteed Minimum Withdrawal Benefit | Life benefit with optional reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 927,637	$ 921,876
Net amount at risk	$ 145,062	$ 171,135
Weighted age (years)	69 years	69 years
Guaranteed Minimum Withdrawal Benefit | Life benefit with automatic reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 1,521,855	$ 1,471,419
Net amount at risk	$ 133,182	$ 194,438
Weighted age (years)	66 years	65 years
Guaranteed Minimum Withdrawal Benefit | Life benefit with 8% rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 27,283	$ 28,562
Net amount at risk	$ 4,380	$ 6,286
Weighted age (years)	72 years	70 years
Guaranteed Minimum Withdrawal Benefit | Life benefit with 10% rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 1,141,470	$ 1,109,985
Net amount at risk	$ 291,570	$ 348,423
Weighted age (years)	65 years	65 years
Guaranteed Minimum Withdrawal Benefit | Life benefit with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 12,111,092	$ 11,579,110
Net amount at risk	$ 1,912,242	$ 2,307,239
Weighted age (years)	62 years	61 years